Note 29 - Treasury Shares Shares Accepted In Pledge and Treasury Stock (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Accepted In Pledge Abstract
Number Of Shares Accepted In Pledge	18,266,509	23,807,398	25,306,229
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49
PercentageShareCapitalOfPledgeShares	0.27%	0.36%	0.38%